Restructuring and Other Charges (Tables)	12 Months Ended
Feb. 24, 2013
Restructuring and Other Charges

The following table sets forth the restructuring and other charges for the years ended February 24, 2013, February 26, 2012 and February 27, 2011, respectively.

	Severance and Fringe Benefits	Excess facility charges & other exit costs	Total
Restructuring liability as of February 28, 2010	$2,337	$—	$2,337
Restructuring charges	1,694	—	1,694
Currency translation	(71)	—	(71)
Cash payments	(2,662)	—	(2,662)

Restructuring liability as of February 27, 2011	1,298	—	1,298
Restructuring charges	2,368	—	2,368
Currency translation	5	—	5
Cash payments	(1,858)	—	(1,858)

Restructuring liability as of February 26, 2012	1,813	—	1,813
Restructuring charges	1,946	1,585	3,531
Facility charges	—	393	393
Currency translation	(67)	—	(67)
Cash payments	(2,662)	—	(2,662)

Restructuring liability as of February 24, 2013	$1,030	$1,978	$3,008